BUSINESS ACQUISITION	Jun. 23, 2022
Business Combination and Asset Acquisition [Abstract]
BUSINESS ACQUISITION

2.	BUSINESS ACQUISITION

On October 4, 2021, the Company entered into an asset purchase agreement to acquire substantially all of the assets of Lighthouse Imaging, LLC, a medical optics and digital imaging business, as described in Forms 8-K and 8-K/A that the Company filed with the Securities and Exchange Commission on October 8, 2021 and December 20, 2021, respectively. The aggregate cash purchase price consisted of $2,855,063 in cash at closing, $1,500,000 as earn-out consideration over the subsequent two year period, and 2,500,000 unregistered shares of common stock issued to the seller at closing. The effective date of the acquisition was October 4, 2021, and the actual results of operations of the Lighthouse division since that date are included in the accompanying consolidated financial statements as of, and for the three and nine months ended, March 31, 2022.

The Company financed the cash portion of the acquisition by securing a $2,600,000 term loan from Main Street Bank on October 4, 2021, and by selling 937,500 shares of its common stock for $1,500,000 of gross proceeds in a private placement closed on October 1, 2021.

The earn-out consideration will be paid at a rate of $750,000 per annum from October 1, 2021 to September 30, 2023 if certain levels of gross profit are earned by the Lighthouse division.

Purchase Price Allocation and Goodwill

The total purchase price of $8,990,670 as previously disclosed in the quarterly report on Form 10-Q for the quarter ended December 31, 2021 has been restated for a revision of the valuation of the common stock issued to the sellers as described in Note 1. Revision of the Second Quarter 2022 Unaudited Consolidated Financial Statements. The allocation of the revised purchase price is preliminary and subject to change based on future payments made for the earn-out contingent liability. Any unearned portions of the earn-out liability will be recognized in earnings. The acquired assets including the revised Goodwill, contingent consideration and assumed liabilities at the effective date of acquisition include the following:

At Acquisition Effective Date October 4, 2021	Amount
Trade accounts receivable, net	$676,977
Inventories	456,008
Other current assets	82,125
Fixed assets	110,243
Patents	48,153
Total Assets Acquired	1,373,506

Accounts payable	214,742
Customer advances	826,679
Accrued compensation and other	302,961
Total Liabilities Assumed	1,344,382
Net assets acquired	29,124
Goodwill	8,136,546
Total Purchase Price-Initial and Contingent Consideration	$8,165,670

Consolidated Pro Forma Results

Consolidated unaudited pro forma results of operations for the Company are presented below assuming that the acquisition of the Lighthouse division had occurred on July 1, 2020. Pro forma operating results include net adjustments resulting from the acquisition transaction during the three and nine months ended March 31, 2022 and 2021.

	Three Months Ended March 31,		Nine Months Ended March 31,
	2022	2021	2022	2021
	(Actual)	(Pro Forma)	(Pro Forma)	(Pro Forma)
Revenues	$4,651,352	$3,600,498	$12,329,074	$11,597,530
Net income (loss)	(113,899)	593,668	(1,140,418)	382,681
Net income (loss) per share
Basic	$(0.01)	$(0.04)	$(0.07)	$(0.02)
Fully diluted	$(0.01)	$(0.03)	$(0.07)	$(0.02)

Pro forma financial information is not necessarily indicative of the Company’s actual results of operations if the acquisition had been completed at the date indicated, nor is it necessarily an indication of future operating results. Amounts do not include any operating efficiencies or cost saving that the Company believes may be achievable.